Intangible Assets Including Goodwill (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in Goodwill Balances
Beginning Balance	$ 31,184	$ 29,247
Goodwill Additions	442	2,246
Purchase Price Adjustments	4	61
Divestitures	(183)	(7)
Foreign Currency Translation and Other Adjustments	(891)	(363)
Ending Balance	30,556	31,184
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,334	4,357
Purchase Price Adjustments	0	0
Divestitures	0	(3)
Foreign Currency Translation and Other Adjustments	(248)	(21)
Ending Balance	4,086	4,334
Global Technology Services
Changes in Goodwill Balances
Beginning Balance	4,129	2,916
Goodwill Additions	11	1,246
Purchase Price Adjustments	20	17
Divestitures	(54)
Foreign Currency Translation and Other Adjustments	(109)	(50)
Ending Balance	3,998	4,129
Software
Changes in Goodwill Balances
Beginning Balance	21,121	20,405
Goodwill Additions	430	987
Purchase Price Adjustments	(17)	11
Divestitures	(19)	(4)
Foreign Currency Translation and Other Adjustments	(516)	(279)
Ending Balance	21,000	21,121
Systems and Technology
Changes in Goodwill Balances
Beginning Balance	1,601	1,568
Goodwill Additions		13
Purchase Price Adjustments		33
Divestitures	(110)
Foreign Currency Translation and Other Adjustments	(19)	(14)
Ending Balance	$ 1,472	$ 1,601